Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data in Thousands	Total	Additional Paid-in Capital	Retained Earnings	Treasury Stock, at Cost	Accumulated Other Comprehensive Income (Loss)	Common Class A [Member]	Common Class B [Member]
Beginning Balance at Apr. 30, 2008		$ 74	$ 1,931	$ (304)	$ 5	$ 9	$ 10
Beginning Balance, shares at Apr. 30, 2008						56,573	64,019
Net income	435		435
Cash dividends ($1.12, $1.18, and $2.24 per share in 2009, 2010, and 2011, respectively)			169
Stock distribution (Note 1)			(5)				5
Stock distribution (Note 1), shares							30,175
Net other comprehensive income (loss)	(147)				(147)
Change in measurement date of postretirement benefit plans, net of tax of $2 and $(6) (Note 11)			(3)		9
Acquisition of treasury stock				39
Acquisition of treasury stock, shares						22	843
Stock issued under compensation plans				10
Stock issued under compensation plans, shares						39	186
Stock-based compensation expense		5		2
Loss on issuance of treasury stock issued under compensation plans		16
Excess tax benefits from stock-based awards		4
Total Common Shares Outstanding	150,127
Ending Balance at Apr. 30, 2009	1,816	67	2,189	(331)	(133)	9	15
Ending Balance, shares at Apr. 30, 2009						56,590	93,537
Net income	449		449
Cash dividends ($1.12, $1.18, and $2.24 per share in 2009, 2010, and 2011, respectively)			174
Net other comprehensive income (loss)	(43)				(43)
Acquisition of treasury stock				158
Acquisition of treasury stock, shares						12	3,398
Stock issued under compensation plans				13
Stock issued under compensation plans, shares						23	223
Stock-based compensation expense		8
Loss on issuance of treasury stock issued under compensation plans		19
Excess tax benefits from stock-based awards		3
Total Common Shares Outstanding	146,963
Ending Balance at Apr. 30, 2010	1,895	59	2,464	(476)	(176)	9	15
Ending Balance, shares at Apr. 30, 2010						56,601	90,362
Net income	572		572
Cash dividends ($1.12, $1.18, and $2.24 per share in 2009, 2010, and 2011, respectively)			326
Net other comprehensive income (loss)	45				45
Acquisition of treasury stock				136
Acquisition of treasury stock, shares						40	2,200
Stock issued under compensation plans				14
Stock issued under compensation plans, shares							267
Stock-based compensation expense		9
Loss on issuance of treasury stock issued under compensation plans		21
Excess tax benefits from stock-based awards		8
Total Common Shares Outstanding	144,990
Ending Balance at Apr. 30, 2011	$ 2,060	$ 55	$ 2,710	$ (598)	$ (131)		$ 15
Ending Balance, shares at Apr. 30, 2011						56,561	88,429